Expense Example	Apr. 24, 2026 USD ($)
T. Rowe Price Tax-Free Income Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 42
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	271
Expense Example, with Redemption, 10 Years	620
T. Rowe Price Tax-Free Income Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
T. Rowe Price Tax-Free Income Fund - Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	$ 942